Lease Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Lease Liabilities	Lease liabilities
The evolution of lease liabilities in 2022 and 2021 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2021	8,070
Additions	2,487
Principal and interests payments	(2,361)
Principal payments (Note 28)	(1,996)
Interests payments (Note 28)	(365)
Disposals	(59)
Business combinations	124
Accrued interests	393
Translation differences and hyperinflation adjustments	246
Transfers and others	(223)
Balance at 12/31/2022	8,677

Millions of euros	Lease liabilities
Balance at 12/31/2020	5,294
Additions	2,030
Sale of the towers division of Telxius	2,650
Principal and interests payments	(1,859)
Principal payments (Note 28)	(1,782)
Interests payments (Note 28)	(246)
Minus: Payments of companies held for sale and sold companies during 2021	169
Disposals	(288)
Business combinations	14
Accrued interests (1)	259
Translation differences and hyperinflation adjustments	29
Transfers and others	(59)
Balance at 12/31/2021	8,070
(1) Total accrued interests in 2021 amounted to 274 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 19).
"Additions" includes fixed asset sale and leaseback transactions, which amounted to 125 million euros in 2022 (51 million euros in 2021). The gain recorded in 2022 and 2021 for sale and leaseback transactions amounted to 381 million euros and 263 million euros, respectively (see Note 26).
"Business combinations" in 2022 include 117 million euros of lease liabilities related to the acquisition of rights of use of Oi (see Note 29), as well as, 2 and 5 million euros for the incorporation of the Incremental group and the BE-terna group, respectively (see Note 2 and 5).
"Business combinations" in 2021 corresponded to the acquisition of Cancom (see Note 5) amounted to 14 million euros.
There are commitments for leases not started at December 31, 2022 amounting to 1,569 million euros, mainly related to the sites construction agreement between Telefónica Germany GmbH and Telxius Towers Germany GmbH (at December 31, 2021 1,307 million euros).
In 2021 Telxius sold its telecommunications towers division to American Tower Corporation (see Note 2). The Telefónica Group operators maintained the leases agreements of the towers signed with the companies sold subsidiaries of Telxius. Consequently, as of the closing date of the transactions, lease liabilities were recorded in the consolidated statement of financial position in the amount of 2,775 million euros. “Sale of the towers division of
Telxius” also includes the recognition of lease liabilities with third parties corresponding to the second phase of the sale agreement between Telefonica Germany and ATC in the amount of 125 million euros.
"Transfers and others" in 2022 includes the reclassification of lease liabilities on the shutdown site contracts of Pegaso PCS amounting to 264 million euros.
"Transfers and others" in 2021 included the reclassification of lease liabilities of Telefónica El Salvador amounted to 43 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
The maturity schedule of lease liabilities at December 31, 2022 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2023	2024	2025	2026	2027	Subsequent years	Non-current total	Total
Lease liabilities	2,107	1,700	1,413	1,064	851	2,173	7,201	9,308